Plans with Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 234	$ 212
Accumulated benefit obligation	233	211
Fair value of plan assets	20	21
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	35	32
Accumulated benefit obligation	29	26
Fair value of plan assets	$ 3	$ 2